Business Combinations - Summary of Subsidiary Acquired (Detail) - TLJ Intertech Inc. [member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	May 31, 2016
Disclosure of detailed information about business combination [Line Items]
Principal Activity	Engaged in information software services
Date of Acquisition	May 03, 2016
Proportion of Voting Equity Interests Acquired	60.00%		60.00%
Cash Consideration	$ 89,998	$ 89,998